Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 04, 2022	Mar. 31, 2020	Jul. 31, 2011	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022	Sep. 01, 2021	Feb. 28, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Earn-out shares are payable (in Dollars per share)				$ 20
Collaboration revenue				$ 763	$ 763	$ 3,051	$ 2,483
Non-refundable upfront payment				34,600		5,400
Restricted cash on deposit				$ 4,900	780	$ 780	250
Operating segment				1		1
ROU assets								$ 4,100
Current operating lease liabilities				$ 985		$ 66
Non-current operating lease liabilities				$ 3,147		$ 363	$ 909
Exchange ratio							0.8381
Common stock, par value (in Dollars per share)				$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Total other revenue				$ 2,964	$ 3,331	$ 9,260	$ 5,672
Advertising costs						$ 700	$ 200
Expected dividend yield						0.00%	0.00%
Future minimum lease table						$ 5,500
Company’s Revenues [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company’s revenues						31.00%	35.00%
Company’s Revenues [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company’s revenues				44.00%	25.00%
Company’s Gross [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company’s revenues				42.00%		18.00%	23.00%
Illumina, Cambridge Ltd. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non-refundable upfront payment	$ 30,000
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock per share (in Dollars per share)				$ 11.5
Public Warrants [Member] | CMLS II [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued (in Shares)										5,519,991
Common stock per share (in Dollars per share)										$ 11.5
Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock per share (in Dollars per share)				$ 11.5
Private Placement Warrants [Member] | CMLS II [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued (in Shares)										5,013,333
Common stock per share (in Dollars per share)						$ 11.5				$ 11.5
Royalty [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total other revenue				$ 2,955	$ 3,000	$ 8,515	$ 5,261
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Exchange ratio						0.8381
Common stock, par value (in Dollars per share)						$ 0.0001
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Current operating lease liabilities								1,000
Non-current operating lease liabilities								$ 3,600
Lab Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and equipment						1
Lab Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and equipment						5 years
Computer Equipment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and equipment						3 years
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and equipment						4 years
Software Development [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and equipment						5 years
Old SomaLogic Shareholders [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating shareholders (in Shares)				3,500,125
Certain Employees and Directors [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating shareholders (in Shares)				1,499,875
Collaboration Revenue [Member] | NEC Corporation ("NEC") [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Collaborative arrangements, upfront payments			$ 12,000
Collaborative arrangement rights and obligations aggregate payments term			15 years
Collaborative arrangements, upfront payments		$ 2,000
Collaborative arrangement rights and obligations aggregate payments term		5 years
Collaborative arrangements, total payment amount		$ 10,000
Collaboration revenue		$ 15,300
Collaborative arrangements, license of intellectual property, term		10 years
Collaboration Revenue [Member] | NEC Solution Innovators, Ltd. ("NES") [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Collaborative arrangements, upfront payments		$ 2,000
Collaborative arrangement rights and obligations aggregate payments term		5 years
Collaborative arrangements, total payment amount		$ 10,000
Collaboration revenue		$ 15,300
Collaborative arrangements, license of intellectual property, term		10 years